Leases - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Lease, Cost [Abstract]
Cash paid for operating leases included in operating cash flow			$ 731	$ 1,068
Supplemental non-cash information related to lease liabilities arising from obtaining right-of-use assets	$ 1,237	$ 383	$ 382	$ 1,207